Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Before changes in accounting policies [Member]	Parent [member]	Barclays Bank PLC [member]		Barclays Bank PLC [member] Before changes in accounting policies [Member]	Continuing operations [member]	Continuing operations [member] Barclays Bank PLC [member]	Discontinued operations [member]	Discontinued operations [member] Barclays Bank PLC [member]	Barclay's Africa Banking Group Limited [member]	Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member]	Group Service Company [Member] Barclays Bank PLC [member]	Called up share capital and share premium [member]		Called up share capital and share premium [member] Before changes in accounting policies [Member]	Called up share capital and share premium [member] Parent [member]	Called up share capital and share premium [member] Barclays Bank PLC [member]		Called up share capital and share premium [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Called up share capital and share premium [member] Continuing operations [member]		Called up share capital and share premium [member] Continuing operations [member] Barclays Bank PLC [member]	Called up share capital and share premium [member] Discontinued operations [member]		Called up share capital and share premium [member] Discontinued operations [member] Barclays Bank PLC [member]	Called up share capital and share premium [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member] [1]	Called up share capital and share premium [member] Group Service Company [Member] Barclays Bank PLC [member]	[1]	Other equity instruments [member]		Other equity instruments [member] Before changes in accounting policies [Member]	Other equity instruments [member] Parent [member]	Other equity instruments [member] Barclays Bank PLC [member]		Other equity instruments [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Other equity instruments [member] Continuing operations [member]		Other equity instruments [member] Continuing operations [member] Barclays Bank PLC [member]	Other equity instruments [member] Discontinued operations [member]		Other equity instruments [member] Discontinued operations [member] Barclays Bank PLC [member]	Other equity instruments [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member] [1]	Other equity instruments [member] Group Service Company [Member] Barclays Bank PLC [member]	[1]	Capital redemption reserve [member] Parent [member]	Available for sale reserve [member]		Available for sale reserve [member] Before changes in accounting policies [Member]	Available for sale reserve [member] Parent [member]	Available for sale reserve [member] Barclays Bank PLC [member]		Available for sale reserve [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Available for sale reserve [member] Continuing operations [member]		Available for sale reserve [member] Continuing operations [member] Barclays Bank PLC [member]	Available for sale reserve [member] Discontinued operations [member]		Available for sale reserve [member] Discontinued operations [member] Barclays Bank PLC [member]	Available for sale reserve [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member] [2]	Available for sale reserve [member] Group Service Company [Member] Barclays Bank PLC [member]	[2]	Cash flow hedging reserve [member]		Cash flow hedging reserve [member] Before changes in accounting policies [Member]	Cash flow hedging reserve [member] Barclays Bank PLC [member]		Cash flow hedging reserve [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Cash flow hedging reserve [member] Continuing operations [member]		Cash flow hedging reserve [member] Continuing operations [member] Barclays Bank PLC [member]	Cash flow hedging reserve [member] Discontinued operations [member]		Cash flow hedging reserve [member] Discontinued operations [member] Barclays Bank PLC [member]	Cash flow hedging reserve [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member] [2]	Cash flow hedging reserve [member] Group Service Company [Member] Barclays Bank PLC [member]	[2]	Currency translation reserve [member]		Currency translation reserve [member] Before changes in accounting policies [Member]	Currency translation reserve [member] Barclays Bank PLC [member]		Currency translation reserve [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Currency translation reserve [member] Continuing operations [member]		Currency translation reserve [member] Continuing operations [member] Barclays Bank PLC [member]	Currency translation reserve [member] Discontinued operations [member]		Currency translation reserve [member] Discontinued operations [member] Barclays Bank PLC [member]	Currency translation reserve [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member] [2]	Currency translation reserve [member] Group Service Company [Member] Barclays Bank PLC [member]	[2]	Other reserves and other shareholders equity [Member] Barclays Bank PLC [member]		Other reserves and other shareholders equity [Member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Other reserves and other shareholders equity [Member] Continuing operations [member] Barclays Bank PLC [member]	Other reserves and other shareholders equity [Member] Discontinued operations [member] Barclays Bank PLC [member]	Other reserves and other shareholders equity [Member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member] [1]	Other reserves and other shareholders equity [Member] Group Service Company [Member] Barclays Bank PLC [member]	[1]	Own credit reserve [member]		Own credit reserve [member] Before changes in accounting policies [Member]	Own credit reserve [member] Barclays Bank PLC [member]	Own credit reserve [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Own credit reserve [member] Continuing operations [member]		Own credit reserve [member] Continuing operations [member] Barclays Bank PLC [member]	Own credit reserve [member] Discontinued operations [member]		Own credit reserve [member] Discontinued operations [member] Barclays Bank PLC [member]	Own credit reserve [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member]	Own credit reserve [member] Group Service Company [Member] Barclays Bank PLC [member]	Other reserves and treasury shares [member]		Other reserves and treasury shares [member] Before changes in accounting policies [Member]	Other reserves and treasury shares [member] Continuing operations [member]		Other reserves and treasury shares [member] Discontinued operations [member]		Retained earnings [member]	Retained earnings [member] Before changes in accounting policies [Member]	Retained earnings [member] Parent [member]	Retained earnings [member] Barclays Bank PLC [member]	Retained earnings [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Retained earnings [member] Continuing operations [member]	Retained earnings [member] Continuing operations [member] Barclays Bank PLC [member]	Retained earnings [member] Discontinued operations [member]	Retained earnings [member] Discontinued operations [member] Barclays Bank PLC [member]	Retained earnings [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member]	Retained earnings [member] Group Service Company [Member] Barclays Bank PLC [member]	Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Before changes in accounting policies [Member]	Total equity excluding non-controlling interests [member] Barclays Bank PLC [member]	Total equity excluding non-controlling interests [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Total equity excluding non-controlling interests [member] Continuing operations [member]	Total equity excluding non-controlling interests [member] Continuing operations [member] Barclays Bank PLC [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member] Barclays Bank PLC [member]	Total equity excluding non-controlling interests [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member]	Total equity excluding non-controlling interests [member] Group Service Company [Member] Barclays Bank PLC [member]	Non-controlling interests [member]	Non-controlling interests [member] Before changes in accounting policies [Member]	Non-controlling interests [member] Barclays Bank PLC [member]	Non-controlling interests [member] Barclays Bank PLC [member] Before changes in accounting policies [Member]	Non-controlling interests [member] Continuing operations [member]	Non-controlling interests [member] Continuing operations [member] Barclays Bank PLC [member]	Non-controlling interests [member] Discontinued operations [member]	Non-controlling interests [member] Discontinued operations [member] Barclays Bank PLC [member]	Non-controlling interests [member] Barclay's Africa Banking Group Limited [member] Barclays Bank PLC [member]	Non-controlling interests [member] Group Service Company [Member] Barclays Bank PLC [member]
Beginning Balance at Dec. 31, 2014	£ 65,958			£ 33,692	£ 66,045										£ 20,809			£ 20,809	£ 14,472	[1]											£ 4,322			£ 4,326	£ 4,350	[1]											£ 394	£ 562			£ 0	£ 578	[2]											£ 1,817			£ 1,817	[2]											£ (582)			£ (582)	[2]											£ 509	[1]							£ 0			£ 0										£ 927							£ 31,712		£ 8,163	£ 42,650								£ 59,567		£ 63,794								£ 6,391		£ 2,251
Profit/(loss) after tax in respect of continuing operations	(3)				612										0				0	[1]											345				345	[1]												0				0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							(696)			264								(351)		609								348		3
Currency translation movements	748	[3]			748	[4]									0				0	[1]											0				0	[1]												0				0	[2]											0			0	[2]											747			748	[2]											0	[1]							0			0										0							0			0								747		748								1		0
Available for sale investments	(229)				(230)										0				0	[1]											0				0	[1]												(229)				(230)	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							0			0								(229)		(230)								0		0
Cash flow hedges	(493)				(1,045)										0				0	[1]											0				0	[1]												0				0	[2]											(493)			(1,045)	[2]											0			0	[2]											0	[1]							0			0										0							0			0								(493)		(1,045)								0		0
Pension remeasurement	916				919										0				0	[1]											0				0	[1]												0				0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							916			919								916		919								0		0
Own credit reserve	0														0																0																	0																0															0																							0													0							0											0										0
Other	20				19										0				0	[1]											0				0	[1]												0				0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							20			19								20		19								0		0
Total comprehensive income for the year	237			1,047	303			£ 959	£ 1,023	£ (722)	£ (720)				0			0	0	[1]		£ 0		£ 0	£ 0		£ 0				345			345	345	[1]		£ 345		£ 345	£ 0		£ 0				0	(245)			0	(240)	[2]		£ (229)		£ (230)	£ (16)		£ (10)				(556)			(1,108)	[2]		£ (493)		£ (1,045)	£ (63)		£ (63)				(41)			(41)	[2]		£ 747		£ 748	£ (788)		£ (789)				0	[1]		£ 0	£ 0				0			0		£ 0		£ 0	£ 0		£ 0			0			£ 0		£ 0		542		702	1,501		£ 240	£ 1,202	£ 302	£ 299			45		457		£ 610	£ 1,020	£ (565)	£ (563)			192		(154)		£ 349	£ 3	£ (157)	£ (157)
Issue of new ordinary shares	137			137	0										137			137	0												0			0	0												0	0			0	0												0			0												0			0												0								0			0										0							0		0	0								137		0								0		0
Issue of shares under employee share schemes	1,211			640	571										640			640	0												0			0	0												0	0			0	0												0			0												0			0												0								0			0										0							571		0	571								1,211		571								0		0
Issue and exchange of other equity instruments	995				1,000										0				0	[1]											995				1,000	[1]												0				0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							0			0								995		1,000								0		0
Issue of other equity instruments				995														0																995													0				0																																																																									0
Equity settled share schemes	528
Other equity instruments coupons paid	(275)			(275)	(275)										0			0	0												(345)			(345)	(345)												0	0			0	0												0			0												0			0												0								0			0										0							70		70	70								(275)		(275)								0		0
Redemption of preference shares, value	0				0										0				0	[1]											0				0	[1]												0				0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							0			0								0		0								0		0
Increase in treasury shares	(602)				0										0				0												0				0													0				0												0			0												0			0												0								0			0										(602)							0			0								(602)		0								0		0
Vesting of shares under employee share schemes	(137)				(755)										0				0	[1]											0				0	[1]												0				0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										618							(755)			(755)								(137)		(755)								0		0
Dividends paid	(1,633)			(275)	(1,428)										0			0	0	[1]											0			(345)	0	[1]											0	0			0	0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							(1,081)		(70)	(1,219)								(1,081)		(1,219)								(552)		(209)
Capital contribution from Barclays PLC					560														0	[1]															0	[1]																0	[2]														0	[2]														0	[2]											0	[1]										0																				560										560										0
Other reserve movements	(27)			(3)	(2)										0			0	0	[1]											(12)			0	0	[1]											0	0			0	0	[2]											0			0	[2]											0			0	[2]											0	[1]							0			0										0							(38)		(3)	(28)								(50)		(28)								23		26
Ending Balance at Dec. 31, 2015	65,864			35,152	66,019										21,586	[5]		21,586	14,472	[1]											5,305	[5]		5,321	5,350	[1]											394	317	[6]		0	338	[2]											1,261	[6]		709	[2]											(623)	[6]		(623)	[2]											509	[1]							0	[6]		0										943	[6]						31,021		7,851	43,350								59,810		64,105								6,054		1,914
Profit/(loss) after tax in respect of continuing operations	2,237				3,138										0	[5]			0	[1]											457	[5]			457	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						1,434			2,678								1,891		3,135								346		3
Currency translation movements	3,024	[3]			3,027	[4]						£ 1,451			0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											3,022	[6]		3,025	[2]											0	[1]							0	[6]		0										0	[6]						0			0								3,022		3,025								2		2
Available for sale investments	(387)				(356)							(9)			0	[5]			0	[1]											0	[5]			0	[1]												(387)	[6]			(356)	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						0			0								(387)		(356)								0		0
Cash flow hedges	798				199							89			0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											798	[6]		199	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						0			0								798		199								0		0
Pension remeasurement	(980)				(980)										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						(980)			(980)								(980)		(980)								0		0
Own credit reserve	0														0	[5]															0	[5]																0	[6]															0	[6]														0	[6]																						0	[6]												0	[6]						0											0										0
Other	13				47										0	[5]			(17)	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						12			64								12		47								1		0
Total comprehensive income for the year	6,816			900	7,186			4,705	5,075	2,111	2,111	1,531			0	[5]		0	(17)	[1]		0	[5]	(17)	0	[5]	0				457	[5]		457	457	[1]		457	[5]	457	0	[5]	0				0	(391)	[6]		26	(360)	[2]		(387)	[6]	(356)	(4)	[6]	(4)				844	[6]		245	[2]		798	[6]	199	46	[6]	46				3,674	[6]		3,677	[2]		3,022	[6]	3,025	652	[6]	652				0	[1]		0	0				0	[6]		0		0	[6]	0	0	[6]	0			0	[6]		0	[6]	0	[6]	649		417	1,945		466	1,762	183	183			5,233		5,947		4,356	5,070	877	877			1,583		1,239		349	5	1,234	1,234
Issue of new ordinary shares	68			68	0										68	[5]		68	0												0	[5]		0	0												0	0	[6]		0	0												0	[6]		0												0	[6]		0												0								0	[6]		0										0	[6]						0		0	0								68		0								0		0
Issue of shares under employee share schemes	856			188	0										188	[5]		188	0												0	[5]		0	0												0	0	[6]		0	0												0	[6]		0												0	[6]		0												0								0	[6]		0										0	[6]						668		0	0								856		0								0		0
Issue and exchange of other equity instruments	1,132				1,136										0	[5]			0	[1]											1,132	[5]			1,136	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						0			0								1,132		1,136								0		0
Issue of other equity instruments				1,132														0																1,132													0				0																																																																									0
Equity settled share schemes	665				(1,577)														0	[1]															0	[1]																0	[2]														0	[2]														0	[2]											(199)	[1]										0																				(1,378)										(1,577)										0
Other equity instruments coupons paid	(329)			(366)	(329)										0			0	0												(457)			(457)	(457)												0	0			0	0												0			0												0			0												0								0			0										0							128		91	128								(329)		(329)								0		0
Redemption of preference shares, value	(1,587)				577										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						(417)			577								(417)		577								(1,170)		0
Increase in treasury shares	(140)				0										0	[5]			0												0	[5]			0													0	[6]			0												0	[6]		0												0	[6]		0												0								0	[6]		0										(140)	[6]						0			0								(140)		0								0		0
Vesting of shares under employee share schemes	(249)				(414)										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										166	[6]						(415)			(414)								(249)		(414)								0		0
Dividends paid	(1,332)			(757)	(1,213)										0	[5]		0	0	[1]											0	[5]		0	0	[1]											0	0	[6]		0	0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						(757)		(757)	(978)								(757)		(978)								(575)		(235)
Capital contribution from Barclays PLC					114														0	[1]															0	[1]																0	[2]														0	[2]														0	[2]											0	[1]										0																				114										114										0
Increase (decrease) through disposal of subsidiary, equity	252												£ 252	£ (806)	0	[5]												£ 0	£ 0		0	[5]												£ 0	£ 0			0	[6]												£ 0	£ 0		0	[6]											£ 0	£ 0		0	[6]											£ 0	£ 0							£ 0	£ 0		0	[6]										£ 0	£ 0	0	[6]						(349)									£ (349)	£ (806)	(349)								£ (349)	£ (806)	601								£ 601	£ 0
Other reserve movements	14			5	10										0	[5]		0	7	[1]											12	[5]		0	0	[1]											0	0	[6]		0	0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											(1)	[1]							0	[6]		0										0	[6]						3		5	1								15		7								(1)		3
Ending Balance at Dec. 31, 2016	71,365		£ 71,365	36,322	70,955		£ 70,955								21,842	[5]	£ 21,842	21,842	14,462		£ 14,462										6,449	[5]	£ 6,449	6,453	6,486		£ 6,486										394	(74)	[6]	£ (74)	26	(22)		£ (22)										2,105	[6]	£ 2,105	954		£ 954										3,051	[6]	£ 3,051	3,054		£ 3,054										309		£ 309						(175)	[6]	£ 0	(175)	£ 0									969	[6]	£ 969					30,706	£ 30,531	7,607	42,365	£ 42,190							64,873	£ 64,873	67,433	£ 67,433							6,492	£ 6,492	3,522	£ 3,522
Effects of changes in accounting policies					0														0	[1]															0	[1]																0	[2]														0	[2]														0	[2]											0	[1]										(175)																				175										0										0
Profit/(loss) after tax in respect of continuing operations	1,301				1,041										0	[5]			0	[1]											639	[5]			639	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						413			398								1,052		1,037								249		4
Currency translation movements	(1,337)	[3]			(1,310)	[4]						(38)			0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											(1,336)	[6]		(1,309)	[2]											0	[1]							0	[6]		0										0	[6]						0			0								(1,336)		(1,309)								(1)		(1)
Available for sale investments	449				429							(3)			0	[5]			0	[1]											0	[5]			0	[1]												449	[6]			429	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						0			0								449		429								0		0
Cash flow hedges	(948)				(774)							19			0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											(948)	[6]		(774)	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						0			0								(948)		(774)								0		0
Pension remeasurement	53				53										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						53			53								53		53								0		0
Own credit reserve	(11)				(11)										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							(11)	[6]		(11)										0	[6]						0			0								(11)		(11)								0		0
Other	(5)				(7)										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						(5)			(7)								(5)		(7)								0		0
Total comprehensive income for the year	(1,392)			1,207	(1,473)			£ (498)	£ (579)	£ (894)	£ (894)	£ (22)			0	[5]		0	0	[1]		£ 0	[5]	£ 0	£ 0	[5]	£ 0				639	[5]		639	639	[1]		£ 639	[5]	£ 639	£ 0	[5]	£ 0				0	438	[6]		60	418	[2]		£ 449	[6]	£ 429	£ (11)	[6]	£ (11)				(944)	[6]		(770)	[2]		£ (948)	[6]	£ (774)	£ 4	[6]	£ 4				3	[6]		30	[2]		£ (1,336)	[6]	£ (1,309)	£ 1,339	[6]	£ 1,339				0	[1]		£ 0	£ 0				(11)	[6]		(11)		£ (11)	[6]	£ (11)	£ 0	[6]	£ 0			0	[6]		£ 0	[6]	£ 0	[6]	(1,874)		508	(1,891)		£ 461	£ 444	£ (2,335)	£ (2,335)			(1,749)		(1,585)		£ (746)	£ (582)	£ (1,003)	£ (1,003)			357		112		£ 248	£ 3	£ 109	£ 109
Issue of new ordinary shares	117			117											117	[5]		117													0	[5]		0													0	0	[6]		0													0	[6]														0	[6]																						0	[6]												0	[6]						0		0									117										0
Issue of shares under employee share schemes	591			113											86	[5]		86													0	[5]		0													0	0	[6]		0													0	[6]														0	[6]																						0	[6]												0	[6]						505		27									591										0
Issue and exchange of other equity instruments	2,490				2,496										0	[5]			0	[1]											2,490	[5]			2,496	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						0			0								2,490		2,496								0		0
Issue of other equity instruments				2,490														0																2,490													0				0																																																																									0
Equity settled share schemes	505				(1,338)														(9)	[1]															0	[1]																0	[2]														0	[2]														0	[2]											14	[1]										0																				(1,343)										(1,338)										0
Other equity instruments coupons paid	(465)			(516)	(465)										0			0	0												(639)			(639)	(639)												0	0			0	0												0			0												0			0												0								0			0										0							174		123	174								(465)		(465)								0		0
Redemption of preference shares, value	(1,339)				550										0	[5]			0	[1]											0	[5]			0	[1]												0	[6]			0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						(479)			550								(479)		550								(860)		0
Increase in treasury shares	(315)														0	[5]															0	[5]																0	[6]															0	[6]														0	[6]																						0	[6]												(315)	[6]						0											(315)										0
Vesting of shares under employee share schemes	(307)			(11)	(78)										0	[5]		0	0	[1]											0	[5]		0	0	[1]											0	0	[6]		0	0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										329	[6]						(636)		(11)	(78)								(307)		(78)								0		0
Dividends paid	(924)			(509)	(847)										0	[5]		0	0	[1]											0	[5]		0	0	[1]											0	0	[6]		0	0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							0	[6]		0										0	[6]						(509)		(509)	(674)								(509)		(674)								(415)		(173)
Capital contribution from Barclays PLC					(242)														0	[1]															0	[1]																0	[2]														0	[2]														0	[2]											0	[1]										0																				(242)										(242)										0
Increase (decrease) through disposal of subsidiary, equity	(3,821)												£ (3,821)		0	[5]												£ 0			0	[5]												£ 0				0	[6]												£ 0			0	[6]											£ 0			0	[6]											£ 0								£ 0			0	[6]										£ 0		0	[6]						(359)									£ (359)		(359)								£ (359)		(3,462)								£ (3,462)
Other reserve movements	16			(8)	(3)										0	[5]		0	0	[1]											2	[5]		0	0	[1]											0	0	[6]		0	0	[2]											0	[6]		0	[2]											0	[6]		0	[2]											0	[1]							7	[6]		7										0	[6]						8		(8)	(12)								17		(5)								(1)		2
Ending Balance at Dec. 31, 2017	£ 66,016			£ 39,205	£ 65,734										£ 22,045	[5]		£ 22,045	£ 14,453	[1]											£ 8,941	[5]		£ 8,943	£ 8,982	[1]											£ 394	£ 364	[6]		£ 86	£ 396	[2]											£ 1,161	[6]		£ 184	[2]											£ 3,054	[6]		£ 3,084	[2]											£ 323	[1]							£ (179)	[6]		£ (179)										£ 983	[6]						£ 27,536		£ 7,737	£ 38,490								£ 63,905		£ 65,733								£ 2,111		£ 1

[1]	For further details refer to Note l
[2]	For further details refer to Note m
[3]	Includes £ 189 m loss (2016: £ 101 m gain) on recycling of currency translation differences.
[4]	For further details refer to Note k
[5]	For further details refer to Note 31 .
[6]	For further details refer to Note 32 .